Membership Interests (Schedule Of Distributions Paid) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends Payable [Line Items]
Amount	$ 91	$ 71	$ 319	$ 209	$ 237
Payment One FY 2019 [Member]
Dividends Payable [Line Items]
Declaration Date			Oct. 29, 2019
Payment Date			Oct. 31, 2019
Amount			$ 106
Payment Two FY 2019 [Member]
Dividends Payable [Line Items]
Declaration Date			Jul. 30, 2019
Payment Date			Jul. 31, 2019
Amount			$ 71
Payment Three FY 2019 [Member]
Dividends Payable [Line Items]
Declaration Date			May 01, 2019
Payment Date			May 02, 2019
Amount			$ 71
Payment Four FY 2019 [Member]
Dividends Payable [Line Items]
Declaration Date			Feb. 20, 2019
Payment Date			Feb. 22, 2019
Amount			$ 71
Payment One FY 2018 [Member]
Dividends Payable [Line Items]
Declaration Date				Oct. 24, 2018
Payment Date				Nov. 06, 2018
Amount				$ 179
Payment Two FY 2018 [Member]
Dividends Payable [Line Items]
Declaration Date				Jul. 25, 2018
Payment Date				Aug. 01, 2018
Amount				$ 30